Changes in Accounting Policies (IFRS 15 Revenue from Contracts with Customers) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Advance from customers	¥ 0		¥ 470,865
Contract liabilities	446,702		0
Revenue recognized relates to carried - forward contract liabilities	465,706
IAS 18 carrying amount [member]
Disclosure of initial application of standards or interpretations [line items]
Advance from customers	446,702		470,865
Contract liabilities	0		¥ 0
IFRS 15 carrying amount [member]
Disclosure of initial application of standards or interpretations [line items]
Advance from customers	0	¥ 0
Contract liabilities	446,702	470,865
IFRS 15 carrying amount [member] | Reclassification [member]
Disclosure of initial application of standards or interpretations [line items]
Advance from customers	(446,702)	(470,865)
Contract liabilities	¥ 446,702	¥ 470,865